Distribution Date:	01/18/23	Wells Fargo Commercial Mortgage Trust 2017-C42
Determination Date:	01/11/23
Next Distribution Date:	02/17/23
Record Date:	12/30/22	Commercial Mortgage Pass-Through Certificates
Series 2017-C42

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Investor Relations	(704) 374-6161	REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	5		301 South College Street | Charlotte, NC 28288-0166 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	14-15		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	18
			David Rodgers	(212) 310-9821
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001GAA1	2.338000%	13,377,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001GAB9	3.439000%	12,320,000.00	7,656,951.50	0.00	21,943.55	0.00	0.00	21,943.55	7,656,951.50	30.81%	30.00%
A-SB	95001GAC7	3.488000%	27,697,000.00	27,696,821.01	479,173.26	80,505.43	0.00	0.00	559,678.69	27,217,647.75	30.81%	30.00%
A-3	95001GAD5	3.330000%	147,000,000.00	147,000,000.00	0.00	407,925.00	0.00	0.00	407,925.00	147,000,000.00	30.81%	30.00%
A-4	95001GAE3	3.589000%	287,780,000.00	287,780,000.00	0.00	860,702.02	0.00	0.00	860,702.02	287,780,000.00	30.81%	30.00%
A-BP	95001GAF0	3.885000%	7,125,000.00	7,125,000.00	0.00	23,067.19	0.00	0.00	23,067.19	7,125,000.00	30.81%	30.00%
A-S	95001GAK9	3.851000%	40,686,000.00	40,686,000.00	0.00	130,568.16	0.00	0.00	130,568.16	40,686,000.00	24.90%	24.25%
B	95001GAL7	4.002000%	39,801,000.00	39,801,000.00	0.00	132,736.33	0.00	0.00	132,736.33	39,801,000.00	19.13%	18.63%
C	95001GAM5	4.297000%	36,263,000.00	36,263,000.00	0.00	129,851.76	0.00	0.00	129,851.76	36,263,000.00	13.86%	13.50%
D	95001GAU7	2.800000%	40,685,000.00	40,685,000.00	0.00	94,931.67	0.00	0.00	94,931.67	40,685,000.00	7.96%	7.75%
E	95001GAW3	3.060688%	20,343,000.00	20,343,000.00	0.00	51,886.32	0.00	0.00	51,886.32	20,343,000.00	5.01%	4.88%
F	95001GAY9	3.060688%	7,960,000.00	7,960,000.00	0.00	20,302.56	0.00	0.00	20,302.56	7,960,000.00	3.85%	3.75%
G*	95001GBA0	4.360688%	26,534,190.00	26,534,190.00	0.00	92,163.06	0.00	0.00	92,163.06	26,534,190.00	0.00%	0.00%
RR Interest	BCC2F5FB8	4.360688%	37,240,588.98	36,291,103.32	25,219.65	131,654.29	0.00	0.00	156,873.94	36,265,883.67	0.00%	0.00%
R	95001GBE2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	95001GBC6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			744,811,778.98	725,822,065.83	504,392.91	2,178,237.34	0.00	0.00	2,682,630.25	725,317,672.92

X-A	95001GAG8	0.861065%	488,174,000.00	470,133,772.51	0.00	337,346.33	0.00	0.00	337,346.33	469,654,599.24
X-BP	95001GAH6	0.475688%	7,125,000.00	7,125,000.00	0.00	2,824.40	0.00	0.00	2,824.40	7,125,000.00
X-B	95001GAJ2	0.319682%	116,750,000.00	116,750,000.00	0.00	31,102.37	0.00	0.00	31,102.37	116,750,000.00
X-D	95001GAN3	1.560688%	40,685,000.00	40,685,000.00	0.00	52,913.83	0.00	0.00	52,913.83	40,685,000.00
X-E	95001GAQ6	1.300000%	20,343,000.00	20,343,000.00	0.00	22,038.25	0.00	0.00	22,038.25	20,343,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	95001GAS2	1.300000%	7,960,000.00	7,960,000.00	0.00	8,623.33	0.00	0.00	8,623.33	7,960,000.00
Notional SubTotal			681,037,000.00	662,996,772.51	0.00	454,848.51	0.00	0.00	454,848.51	662,517,599.24

Deal Distribution Total					504,392.91	2,633,085.85	0.00	0.00	3,137,478.76

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001GAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001GAB9	621.50580357	0.00000000	1.78113231	0.00000000	0.00000000	0.00000000	0.00000000	1.78113231	621.50580357
A-SB	95001GAC7	999.99353757	17.30054735	2.90664801	0.00000000	0.00000000	0.00000000	0.00000000	20.20719536	982.69299022
A-3	95001GAD5	1,000.00000000	0.00000000	2.77500000	0.00000000	0.00000000	0.00000000	0.00000000	2.77500000	1,000.00000000
A-4	95001GAE3	1,000.00000000	0.00000000	2.99083334	0.00000000	0.00000000	0.00000000	0.00000000	2.99083334	1,000.00000000
A-BP	95001GAF0	1,000.00000000	0.00000000	3.23750035	0.00000000	0.00000000	0.00000000	0.00000000	3.23750035	1,000.00000000
A-S	95001GAK9	1,000.00000000	0.00000000	3.20916679	0.00000000	0.00000000	0.00000000	0.00000000	3.20916679	1,000.00000000
B	95001GAL7	1,000.00000000	0.00000000	3.33499987	0.00000000	0.00000000	0.00000000	0.00000000	3.33499987	1,000.00000000
C	95001GAM5	1,000.00000000	0.00000000	3.58083336	0.00000000	0.00000000	0.00000000	0.00000000	3.58083336	1,000.00000000
D	95001GAU7	1,000.00000000	0.00000000	2.33333342	0.00000000	0.00000000	0.00000000	0.00000000	2.33333342	1,000.00000000
E	95001GAW3	1,000.00000000	0.00000000	2.55057366	0.00000000	0.00000000	0.00000000	0.00000000	2.55057366	1,000.00000000
F	95001GAY9	1,000.00000000	0.00000000	2.55057286	0.00000000	0.00000000	0.00000000	0.00000000	2.55057286	1,000.00000000
G	95001GBA0	1,000.00000000	0.00000000	3.47337002	0.16053665	7.58695404	0.00000000	0.00000000	3.47337002	1,000.00000000
RR Interest	BCC2F5FB8	974.50401065	0.67720868	3.53523651	0.00602031	0.28451376	0.00000000	0.00000000	4.21244519	973.82680197
R	95001GBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	95001GBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001GAG8	963.04549712	0.00000000	0.69103707	0.00000000	0.00000000	0.00000000	0.00000000	0.69103707	962.06393466
X-BP	95001GAH6	1,000.00000000	0.00000000	0.39640702	0.00000000	0.00000000	0.00000000	0.00000000	0.39640702	1,000.00000000
X-B	95001GAJ2	1,000.00000000	0.00000000	0.26640146	0.00000000	0.00000000	0.00000000	0.00000000	0.26640146	1,000.00000000
X-D	95001GAN3	1,000.00000000	0.00000000	1.30057343	0.00000000	0.00000000	0.00000000	0.00000000	1.30057343	1,000.00000000
X-E	95001GAQ6	1,000.00000000	0.00000000	1.08333333	0.00000000	0.00000000	0.00000000	0.00000000	1.08333333	1,000.00000000
X-F	95001GAS2	1,000.00000000	0.00000000	1.08333291	0.00000000	0.00000000	0.00000000	0.00000000	1.08333291	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	12/01/22 - 12/30/22	30	0.00	21,943.55	0.00	21,943.55	0.00	0.00	0.00	21,943.55	0.00
A-SB	12/01/22 - 12/30/22	30	0.00	80,505.43	0.00	80,505.43	0.00	0.00	0.00	80,505.43	0.00
A-3	12/01/22 - 12/30/22	30	0.00	407,925.00	0.00	407,925.00	0.00	0.00	0.00	407,925.00	0.00
A-4	12/01/22 - 12/30/22	30	0.00	860,702.02	0.00	860,702.02	0.00	0.00	0.00	860,702.02	0.00
A-BP	12/01/22 - 12/30/22	30	0.00	23,067.19	0.00	23,067.19	0.00	0.00	0.00	23,067.19	0.00
X-A	12/01/22 - 12/30/22	30	0.00	337,346.33	0.00	337,346.33	0.00	0.00	0.00	337,346.33	0.00
X-BP	12/01/22 - 12/30/22	30	0.00	2,824.40	0.00	2,824.40	0.00	0.00	0.00	2,824.40	0.00
X-B	12/01/22 - 12/30/22	30	0.00	31,102.37	0.00	31,102.37	0.00	0.00	0.00	31,102.37	0.00
X-D	12/01/22 - 12/30/22	30	0.00	52,913.83	0.00	52,913.83	0.00	0.00	0.00	52,913.83	0.00
X-E	12/01/22 - 12/30/22	30	0.00	22,038.25	0.00	22,038.25	0.00	0.00	0.00	22,038.25	0.00
X-F	12/01/22 - 12/30/22	30	0.00	8,623.33	0.00	8,623.33	0.00	0.00	0.00	8,623.33	0.00
A-S	12/01/22 - 12/30/22	30	0.00	130,568.16	0.00	130,568.16	0.00	0.00	0.00	130,568.16	0.00
B	12/01/22 - 12/30/22	30	0.00	132,736.33	0.00	132,736.33	0.00	0.00	0.00	132,736.33	0.00
C	12/01/22 - 12/30/22	30	0.00	129,851.76	0.00	129,851.76	0.00	0.00	0.00	129,851.76	0.00
D	12/01/22 - 12/30/22	30	0.00	94,931.67	0.00	94,931.67	0.00	0.00	0.00	94,931.67	0.00
E	12/01/22 - 12/30/22	30	0.00	51,886.32	0.00	51,886.32	0.00	0.00	0.00	51,886.32	0.00
F	12/01/22 - 12/30/22	30	0.00	20,302.56	0.00	20,302.56	0.00	0.00	0.00	20,302.56	0.00
G	12/01/22 - 12/30/22	30	196,340.48	96,422.77	0.00	96,422.77	4,259.71	0.00	0.00	92,163.06	201,313.68
RR Interest	12/01/22 - 12/30/22	30	10,333.71	131,878.49	0.00	131,878.49	224.20	0.00	0.00	131,654.29	10,595.46
Totals			206,674.19	2,637,569.76	0.00	2,637,569.76	4,483.91	0.00	0.00	2,633,085.85	211,909.14

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,137,478.76
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,743,843.07	Master Servicing Fee	10,778.07
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,585.13
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	312.51
ARD Interest	0.00	Operating Advisor Fee	1,138.61
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	250.01
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,743,843.07	Total Fees	18,354.32

Principal		Expenses/Reimbursements
Scheduled Principal	504,392.91	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	983.91
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	504,392.91	Total Expenses/Reimbursements	4,483.91

		Interest Reserve Deposit	87,918.99

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,633,085.85
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	504,392.91
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,137,478.76
Total Funds Collected	3,248,235.98	Total Funds Distributed	3,248,235.98

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	725,822,066.33	725,822,066.33	Beginning Certificate Balance	725,822,065.83
(-) Scheduled Principal Collections	504,392.91	504,392.91	(-) Principal Distributions	504,392.91
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	725,317,673.42	725,317,673.42	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	725,822,066.33	725,822,066.33	Ending Certificate Balance	725,317,672.92
Ending Actual Collateral Balance	725,317,673.42	725,317,673.42

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.50)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.50)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.36%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	8,500,000.00	1.17%	59	4.5530	NAP	Defeased	1	8,500,000.00	1.17%	59	4.5530	NAP
2,000,000 or less	1	1,257,257.24	0.17%	47	5.2900	1.632800	1.30 or less	8	112,158,659.92	15.46%	54	4.3652	1.152906
2,000,001 to 3,000,000	2	4,376,281.43	0.60%	59	5.0139	1.547239	1.31 to 1.40	2	7,728,788.07	1.07%	59	5.0854	1.386882
3,000,001 to 4,000,000	3	9,978,867.79	1.38%	58	5.0564	1.446497	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	3	13,678,477.34	1.89%	59	4.7430	1.395540	1.51 to 1.75	6	91,984,886.28	12.68%	58	4.6491	1.672772
5,000,001 to 7,000,000	1	5,417,877.15	0.75%	58	4.7870	0.945600	1.76 to 2.00	2	45,411,646.86	6.26%	57	4.7040	1.923525
7,000,001 to 8,000,000	4	30,219,148.92	4.17%	44	4.5198	1.780709	2.01 to 2.25	6	120,312,626.21	16.59%	59	4.4876	2.111284
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	2	34,145,907.21	4.71%	56	3.9843	2.304507
9,000,001 to 10,000,000	1	9,145,907.21	1.26%	59	4.5700	2.420700	2.51 to 2.75	3	53,805,942.74	7.42%	58	3.9218	2.689024
10,000,001 to 15,000,000	2	27,098,818.42	3.74%	59	4.5310	1.429117	2.76 or greater	7	251,269,216.13	34.64%	59	4.3311	3.858951
15,000,001 to 20,000,000	5	87,998,460.17	12.13%	58	4.5612	2.303943	Totals	37	725,317,673.42	100.00%	58	4.3900	2.551823
20,000,001 to 30,000,000	7	184,777,005.50	25.48%	58	4.3695	2.321765
30,000,001 to 50,000,000	4	151,404,520.17	20.87%	59	4.0833	3.428518
50,000,001 or greater	3	191,465,052.08	26.40%	58	4.4258	2.691238
Totals	37	725,317,673.42	100.00%	58	4.3900	2.551823
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	14	8,500,000.00	1.17%	59	4.5530	NAP
							Defeased	14	8,500,000.00	1.17%	59	4.5530	NAP
Alabama	1	1,489,230.37	0.21%	57	4.3790	2.805900
							Lodging	6	114,892,991.24	15.84%	59	4.5231	2.342949
Arkansas	1	7,581,454.19	1.05%	59	4.4920	2.202900
							Mixed Use	2	42,200,000.00	5.82%	49	4.5051	2.510695
California	7	143,141,068.42	19.73%	59	4.2415	2.329229
							Mobile Home Park	2	5,186,038.73	0.72%	58	4.9144	1.131676
Colorado	1	3,157,886.10	0.44%	57	4.3790	2.805900
							Multi-Family	1	4,459,264.37	0.61%	59	5.0600	1.394200
Florida	3	32,473,651.63	4.48%	57	4.3536	2.042088
							Office	10	359,376,405.17	49.55%	58	4.2593	3.016735
Indiana	1	2,332,529.49	0.32%	57	4.3790	2.805900
							Other	1	3,593,644.05	0.50%	59	5.2200	1.300000
Kansas	1	1,883,966.14	0.26%	57	4.3790	2.805900
							Retail	28	182,352,686.79	25.14%	58	4.4767	1.904892
Louisiana	1	25,000,000.00	3.45%	55	3.7700	2.262000
							Self Storage	1	4,756,643.07	0.66%	59	4.5800	1.159100
Michigan	3	103,719,409.62	14.30%	59	4.5526	4.868476
							Totals	65	725,317,673.42	100.00%	58	4.3900	2.551823
Minnesota	3	6,208,116.96	0.86%	57	4.3790	2.805900

Nevada	2	34,038,884.71	4.69%	58	4.6591	1.876740

New York	5	115,329,603.06	15.90%	55	4.3440	1.659572

North Carolina	1	4,462,569.90	0.62%	58	4.6000	1.648900

Ohio	3	20,824,066.25	2.87%	58	5.1906	2.058040

Pennsylvania	4	85,818,820.53	11.83%	58	4.6030	1.864641

South Carolina	2	3,907,388.11	0.54%	57	4.5678	1.945062

Tennessee	2	56,516,356.19	7.79%	58	3.9712	2.455739

Texas	7	44,553,821.37	6.14%	58	4.6627	2.609847

Utah	2	5,878,850.38	0.81%	58	4.6027	2.213695

Washington	1	18,500,000.00	2.55%	58	3.7885	3.648600

Totals	65	725,317,673.42	100.00%	58	4.3900	2.551823

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	8,500,000.00	1.17%	59	4.5530	NAP	Defeased	1	8,500,000.00	1.17%	59	4.5530	NAP
	3.750% or less	1	39,942,367.79	5.51%	59	3.6189	3.530600	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	3	87,500,000.00	12.06%	57	3.7840	2.767674	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	66,600,000.00	9.18%	58	4.1710	1.180500	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	9	191,162,662.90	26.36%	58	4.4258	2.276092	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	13	289,201,856.83	39.87%	57	4.5944	2.989412	49 months or greater	36	716,817,673.42	98.83%	58	4.3880	2.550540
	4.751% to 5.000%	3	10,839,519.93	1.49%	58	4.8257	1.526553	Totals	37	725,317,673.42	100.00%	58	4.3900	2.551823
	5.001% to 5.250%	4	13,392,770.81	1.85%	59	5.1214	1.194578
	5.251% or greater	2	18,178,495.16	2.51%	57	5.2993	1.884964
	Totals	37	725,317,673.42	100.00%	58	4.3900	2.551823
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	8,500,000.00	1.17%	59	4.5530	NAP	Defeased	1	8,500,000.00	1.17%	59	4.5530	NAP
	107 months or less	36	716,817,673.42	98.83%	58	4.3880	2.550540	Interest Only	10	326,270,000.00	44.98%	57	4.2197	2.812857
	108 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	26	390,547,673.42	53.85%	59	4.5287	2.331397
	Totals	37	725,317,673.42	100.00%	58	4.3900	2.551823	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	37	725,317,673.42	100.00%	58	4.3900	2.551823
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	8,500,000.00	1.17%	59	4.5530	NAP				None
Underwriter's Information		1	7,500,000.00	1.03%	57	4.3790	2.720000
	12 months or less	33	697,361,030.35	96.15%	58	4.3853	2.575253
	13 months to 24 months	2	11,956,643.07	1.65%	22	4.5499	1.002896
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	725,317,673.42	100.00%	58	4.3900	2.551823
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	309360001	OF	Detroit	MI	Actual/360	4.516%	272,214.44	0.00	0.00	N/A	12/06/27	--	70,000,000.00	70,000,000.00	01/06/23
2	883100795	OF	Brooklyn	NY	Actual/360	4.171%	239,206.85	0.00	0.00	N/A	11/01/27	--	66,600,000.00	66,600,000.00	01/01/23
3	300571773	RT	Altoona	PA	Actual/360	4.620%	218,526.42	64,085.75	0.00	N/A	11/06/27	--	54,929,137.83	54,865,052.08	01/06/23
4	883100796	OF	Nashville	TN	Actual/360	3.790%	143,598.89	0.00	0.00	N/A	11/06/27	--	44,000,000.00	44,000,000.00	01/06/23
5	883100812	OF	Sunnyvale	CA	Actual/360	3.619%	124,651.00	57,632.21	0.00	N/A	12/06/27	--	40,000,000.00	39,942,367.79	01/06/23
6	310942496	MU	Bronx	NY	Actual/360	4.500%	135,625.00	0.00	0.00	N/A	12/11/27	--	35,000,000.00	35,000,000.00	01/11/23
7	310940977	RT	Various	Various	Actual/360	4.379%	103,584.03	0.00	0.00	N/A	10/06/27	--	27,470,000.00	27,470,000.00	01/06/23
7A	310943087				Actual/360	4.379%	28,281.04	0.00	0.00	N/A	10/06/27	--	7,500,000.00	7,500,000.00	01/06/23
8	695100847	OF	Detroit	MI	Actual/360	4.603%	128,820.07	37,847.62	0.00	12/06/27	12/06/29	12/06/27	32,500,000.00	32,462,152.38	01/06/23
9	695100848	LO	Rockwall	TX	Actual/360	4.671%	112,380.50	45,014.39	0.00	N/A	12/06/27	--	27,939,710.35	27,894,695.96	01/06/23
10	695100836	OF	Miami	FL	Actual/360	4.350%	106,853.38	35,520.79	0.00	N/A	10/06/27	--	28,525,929.73	28,490,408.94	01/06/23
11	310943690	LO	Sherman Oaks	CA	Actual/360	4.474%	104,020.50	0.00	0.00	N/A	12/11/27	--	27,000,000.00	27,000,000.00	01/11/23
12	883100792	RT	Metairie	LA	Actual/360	3.770%	81,159.72	0.00	0.00	N/A	08/01/27	--	25,000,000.00	25,000,000.00	01/01/23
13	310943351	LO	Dana Point	CA	Actual/360	4.340%	93,430.56	0.00	0.00	N/A	12/11/27	--	25,000,000.00	25,000,000.00	01/11/23
14	310941727	OF	Ontario	CA	Actual/360	4.570%	94,249.90	28,099.40	0.00	N/A	12/11/27	--	23,950,000.00	23,921,900.60	01/11/23
15	695100851	OF	Conshohocken	PA	Actual/360	4.478%	71,604.35	30,987.58	0.00	12/06/27	12/06/29	12/06/27	18,569,325.12	18,538,337.54	01/06/23
16	610942131	LO	Reno	NV	Actual/360	4.610%	72,649.62	29,998.81	0.00	N/A	11/11/27	--	18,300,932.69	18,270,933.88	01/11/23
17	883100801	OF	Bellevue	WA	Actual/360	3.789%	60,352.91	0.00	0.00	N/A	11/06/27	--	18,500,000.00	18,500,000.00	01/06/23
18	300571782	OF	Cleveland	OH	Actual/360	5.300%	77,329.91	22,624.93	0.00	N/A	11/06/27	--	16,943,862.85	16,921,237.92	01/06/23
19	309360019	RT	Henderson	NV	Actual/360	4.716%	64,136.13	25,235.06	0.00	N/A	12/06/27	--	15,793,185.89	15,767,950.83	01/06/23
20	883100805	RT	Santa Rosa	CA	Actual/360	4.465%	56,134.97	17,537.77	0.00	N/A	12/06/27	--	14,600,000.00	14,582,462.23	01/06/23
21	883100802	RT	Clarksville	TN	Actual/360	4.608%	49,735.93	17,900.04	0.00	N/A	11/06/27	--	12,534,256.23	12,516,356.19	01/06/23
22	310942401	LO	Wilkes-Barre	PA	Actual/360	4.570%	36,050.85	15,034.45	0.00	N/A	12/11/27	--	9,160,941.66	9,145,907.21	01/11/23
23	695100849	MF	Various	IL	Actual/360	4.553%	33,325.43	0.00	0.00	N/A	12/06/27	--	8,500,000.00	8,500,000.00	01/06/23
24	310941209	LO	Little Rock	AR	Actual/360	4.492%	29,374.80	12,640.64	0.00	N/A	12/11/27	--	7,594,094.83	7,581,454.19	01/11/23
25	695100852	RT	Long Beach	CA	Actual/360	4.670%	31,962.45	10,418.12	0.00	N/A	12/06/27	--	7,948,112.85	7,937,694.73	01/06/23
26	410939089	MU	New York	NY	Actual/360	4.530%	28,086.00	0.00	0.00	N/A	11/11/22	--	7,200,000.00	7,200,000.00	06/11/22
27	883100800	RT	Various	Various	Actual/360	4.787%	22,366.30	8,018.73	0.00	N/A	11/06/27	--	5,425,895.88	5,417,877.15	01/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	410942237	SS	Napa	CA	Actual/360	4.580%	18,790.45	7,804.94	0.00	N/A	12/11/27	--	4,764,448.01	4,756,643.07	01/11/23
30	300571777	MF	Rome	NY	Actual/360	5.060%	19,457.09	6,216.40	0.00	N/A	12/06/27	--	4,465,480.77	4,459,264.37	01/06/23
31	695100839	RT	Elizabeth City	NC	Actual/360	4.600%	17,702.06	6,392.23	0.00	N/A	11/06/27	--	4,468,962.13	4,462,569.90	01/06/23
32	309360032	98	Houston	TX	Actual/360	5.220%	16,172.27	4,190.57	0.00	N/A	12/06/27	--	3,597,834.62	3,593,644.05	01/06/23
33	695100844	RT	Plymouth Meeting	PA	Actual/360	5.120%	14,436.49	4,881.88	0.00	N/A	11/06/27	--	3,274,405.58	3,269,523.70	01/06/23
34	695100843	MH	Sandy	UT	Actual/360	4.801%	12,901.33	4,939.35	0.00	N/A	11/06/27	--	3,120,639.39	3,115,700.04	01/06/23
35	300571776	RT	Holland	OH	Actual/360	4.950%	9,851.55	5,272.15	0.00	N/A	12/06/27	--	2,311,214.89	2,305,942.74	01/06/23
36	695100845	MH	Plattsburgh	NY	Actual/360	5.085%	9,079.14	3,116.50	0.00	N/A	11/06/27	--	2,073,455.19	2,070,338.69	01/06/23
37	410936447	RT	Clinton Township	MI	Actual/360	5.290%	5,740.74	2,982.60	0.00	N/A	12/11/26	--	1,260,239.84	1,257,257.24	01/11/23
Totals							2,743,843.07	504,392.91	0.00				725,822,066.33	725,317,673.42
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,460,627.84	17,154,643.16	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	7,465,346.85	4,796,222.06	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,024,745.53	4,999,300.28	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,702,068.40	5,632,146.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	21,860,480.94	16,705,324.89	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,067,119.14	3,584,693.16	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	25,627,332.00	12,818,109.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	8,594,757.08	6,727,804.09	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,449,245.32	6,163,345.89	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,716,719.81	2,312,438.36	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,550,417.97	5,890,193.35	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	17,426,415.55	12,452,955.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	(7,451,967.62)	12,417,788.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,956,347.35	1,919,554.86	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,878,181.00	2,168,125.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,710,970.56	3,006,188.75	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,632,042.72	2,142,560.35	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	5,252,097.47	4,180,091.52	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,628,402.00	1,344,379.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,393,749.00	480,667.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,367,689.00	1,093,792.45	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,797,706.27	1,655,520.27	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,426,528.88	1,245,484.36	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	657,800.00	493,350.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	303,248.00	0.00	--	--	06/13/22	252,509.24	22,988.45	26,995.14	186,877.85	277,234.08	0.00
27	290,028.52	266,934.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	375,426.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	369,582.71	328,165.43	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	482,267.38	381,230.65	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	324,500.00	238,263.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	232,629.37	248,205.62	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	320,660.57	273,830.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	508,808.34	381,606.01	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	20,114.86	36,250.90	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	215,277.54	141,306.03	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	142,637,366.75	133,680,470.36				252,509.24	22,988.45	26,995.14	186,877.85	277,234.08	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.389955%	4.358109%	58
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.390054%	4.358208%	59
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.390207%	4.358362%	60
10/17/22	0	0.00	0	0.00	1	7,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.390326%	4.358481%	61
09/16/22	0	0.00	0	0.00	1	7,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,012,471.12	4.390458%	4.358613%	62
08/17/22	0	0.00	0	0.00	1	7,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.393385%	4.361642%	62
07/15/22	0	0.00	0	0.00	1	7,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.393506%	4.361765%	63
06/17/22	0	0.00	0	0.00	1	7,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.393639%	4.361898%	64
05/17/22	0	0.00	0	0.00	1	7,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.393759%	4.362020%	65
04/18/22	0	0.00	0	0.00	1	7,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.393890%	4.362152%	66
03/17/22	0	0.00	0	0.00	1	7,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.394009%	4.362273%	67
02/17/22	0	0.00	0	0.00	1	7,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.394161%	4.362427%	68
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
26	410939089	06/11/22	6	5	26,995.14	186,877.85	371,234.95	7,200,000.00	01/20/21	13
Totals					26,995.14	186,877.85	371,234.95	7,200,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		7,200,000	0	7,200,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		1,257,257	1,257,257	0		0
49 - 60 Months		716,860,416	716,860,416	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-23	725,317,673	718,117,673	0	0	7,200,000	0
Dec-22	725,822,066	718,622,066	0	0	7,200,000	0
Nov-22	726,216,616	719,016,616	0	0	7,200,000	0
Oct-22	726,513,305	719,313,305	0	0	7,200,000	0
Sep-22	726,796,022	719,596,022	0	0	7,200,000	0
Aug-22	732,075,446	724,875,446	0	0	7,200,000	0
Jul-22	732,341,316	725,141,316	0	0	7,200,000	0
Jun-22	732,629,212	725,429,212	0	0	7,200,000	0
May-22	732,892,836	725,692,836	0	0	7,200,000	0
Apr-22	733,178,567	725,978,567	0	0	7,200,000	0
Mar-22	733,439,963	726,239,963	0	0	7,200,000	0
Feb-22	733,770,059	726,570,059	0	0	7,200,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
26	410939089	7,200,000.00	7,200,000.00	8,125,000.00	04/04/22	303,248.00	0.89970	12/31/21	11/11/22	I/O
Totals		7,200,000.00	7,200,000.00	8,125,000.00		303,248.00

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
26	410939089	MU	NY	01/20/21	13

The loan is 60+days delinquent. Property is a 5-story, 9,250 SF, Class B mixed-use loft building built in 1925, situated on a 2,326 SF parcel. The Property is located in the Flatiron/East Chelsea district of NYC. Tenants previously ceased paying rent on time and/or subsequently vacated due to COVID. Lender continues to dual track foreclosure. Borrower has provide modification proposal that is being reviewed.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	695100848	29,308,351.43	4.67100%	29,308,351.43	4.67100%	10	05/06/20	04/06/20	06/11/20
9	695100848	0.00	4.67100%	0.00	4.67100%	10	06/11/20	04/06/20	05/06/20
11	310943690	27,000,000.00	4.47400%	0.00	4.47400%	9	07/09/21	07/11/21	--
11	310943690	0.00	4.47400%	0.00	4.47400%	9	08/11/21	07/11/21	07/09/21
24	310941209	7,920,012.64	4.49200%	7,920,012.64	4.49200%		09/09/20	04/11/20	11/12/20
24	310941209	0.00	4.49200%	0.00	4.49200%		11/12/20	04/11/20	09/09/20
26	410939089	0.00	4.53000%	0.00	4.53000%		07/22/20	05/11/20	09/11/20
26	410939089	0.00	4.53000%	0.00	4.53000%		09/11/20	05/11/20	07/22/20
Totals		37,228,364.07		37,228,364.07
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
26	0.00	0.00	3,500.00	0.00	0.00	983.91	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	983.91	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		4,483.91

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com/>, specifically under the "Risk Retention Compliance" tab for the Wells Fargo Commercial Mortgage

Trust 2017-C42 transaction, certain Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate Administrator's website for all such information.

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